13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective tax rate
	December 31,
	2013	2012

Federal income tax rate	20%	20%
NCI – Symbid Coop	-	(.14)
NCI – Gambitious Coop	(.37)	(3.36)
Equity Method Pick-Up – Symbid Holding	(9.49)	-
Gain on capital sale of stock	-	.77
Other	(.07)	(.36)
Effective income tax rate	10.07	16.91
Effect on valuation allowance	(10.07)	(16.91)
Effective income tax rate	0%	0%